UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareolders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Core Investment Grade ETF
FTCB | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the period of November 7, 2023 (commencement of investment operations) to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$43(1)	0.56%(2) (3)
(1)	The Fund commenced investment operations on November 07, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.77% for the period from the Fund’s inception date on November 7, 2023 through July 31, 2024. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 7.75% for the same Period.
This 102 basis points of outperformance was due to several factors:
  During the Period, the Fund was generally long duration versus its benchmark, which benefitted performance as yields declined.
  The Fund’s security selection within the agency mortgage-backed securities’ sub-sectors contributed to performance as spreads tightened during the Period.
  The Fund’s overweight allocation to securitized credit sectors such as asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities benefitted performance as spreads tightened over the Period.
  The Fund’s usage of Treasury futures and options benefitted the Fund during the Period.
  While the modest overweight to investment corporate credit was beneficial to the Fund during the Period, sector selections within the corporate allocation detracted from relative return.
  During the Period, the Fund purchased odd lot positions which had a positive impact on performance of 0.057%.
FUND PERFORMANCE (November 7, 2023 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	8.77%
ICE BofA US Broad Market Index	7.82%
Bloomberg US Aggregate Bond Index	7.75%
Visit www.ftportfolios.com/etf/FTCB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$24,268,060
Total number of portfolio holdings	249
Total advisory fee paid	$62,885
Portfolio turnover rate	212%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	38.3%
Corporate Bonds and Notes	24.1%
Mortgage-Backed Securities	16.1%
U.S. Government Bonds and Notes	13.3%
Asset-Backed Securities	3.7%
Foreign Corporate Bonds and Notes	3.7%
Money Market Funds	11.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.3%)
Written Options	(0.2%)
Net Other Assets and Liabilities(1)	(8.9%)
Total	100.0%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Commercial Mortgage Opportunities ETF
CAAA | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Commercial Mortgage Opportunities ETF (the “Fund”) for the period of February 27, 2024 (commencement of investment operations) to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Commercial Mortgage Opportunities ETF	$24(1)	0.55%(2)
(1)	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.41% from the Fund’s inception date on February 27, 2024 through July 31, 2024. The Fund underperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 3.58% for the same Period.
This 17 basis points (“bps”) of underperformance was the result of relative positioning.
Although the Fund had a portfolio duration in line with its benchmark, the Fund’s overall yield curve positioning detracted from performance during the Period. The Fund utilized interest rate futures to manage its curve exposure. An underweight in the front end of the curve detracted from performance during the Period as the 2-Year Treasury yield rallied 43 bps over the period. The Fund’s overweight in the longer, ten-year portion of the curve, benefited performance as the 10-Year Treasury yield rallied 27 bps, but overall curve performance detracted. The Fund’s exposure to single asset single borrower commercial mortgage-backed securities contributed to the Fund’s overall higher level of income, while widening spreads from that exposure detracted from the Fund’s overall relative performance during the Period.
FUND PERFORMANCE (February 27, 2024 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	Since Inception (2/27/24)
First Trust Commercial Mortgage Opportunities ETF	3.41%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	3.58%
Bloomberg US Aggregate Bond Index	3.77%
Visit www.ftportfolios.com/etf/CAAA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$15,260,806
Total number of portfolio holdings	53
Total advisory fee paid	$34,925
Portfolio turnover rate	97%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	97.3%
U.S. Government Agency Mortgage-Backed Securities	0.8%
U.S. Government Bonds and Notes	0.2%
Money Market Funds	2.6%
Net Other Assets and Liabilities(1)	(0.9%)
Total	100.0%
Credit Quality(2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CAAA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Structured Credit Income Opportunities ETF
SCIO | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the period of February 27, 2024 (commencement of investment operations) to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$41(1)	0.95%(2)
(1)	The Fund commenced investment operations on February 27, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.06% from the Fund’s inception date on February 27, 2024 through July 31, 2024. The Fund outperformed its benchmark, the ICE BofA ABS & CMBS Index, which returned 3.47% for the same Period.
This 59 basis points of outperformance was the result of relative positioning.
The Fund had a portfolio duration modestly overweight relative to the benchmark during the Period, thus the Fund’s overall yield curve and duration positioning was not a major driver of relative performance. The Fund utilized interest rate futures to manage its curve exposure. For the Period, the Fund generally maintained higher levels of yield and a superior income advantage, which benefitted performance. Additionally, the Fund’s asset-backed securities and non-agency residential mortgage-backed securities exposure benefited performance. While the Fund’s exposure to single asset single borrower commercial mortgage-backed securities contributed to the Fund’s overall higher level of income, widening spreads from that exposure detracted from overall relative performance during the Period.
FUND PERFORMANCE (February 27, 2024 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of July 31, 2024)	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	4.06%
ICE BofA US ABS & CMBS Index	3.47%
Bloomberg US Aggregate Bond Index	3.77%
Visit www.ftportfolios.com/etf/SCIO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$15,309,813
Total number of portfolio holdings	56
Total advisory fee paid	$60,674
Portfolio turnover rate	116%
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	72.0%
Asset-Backed Securities	16.9%
U.S. Government Agency Mortgage-Backed Securities	8.4%
Money Market Funds	2.0%
Net Other Assets and Liabilities(1)	0.7%
Total	100.0%
Credit Quality(2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SCIO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund IV (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 for the fiscal year ended 2023 and $94,500 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $0 for the fiscal year ended 2023 and $21,000 for the fiscal year ended 2024. These fees were for tax consultation and/or tax return preparation.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $0 for the Registrant, $0 for the Registrant’s investment advisor and $0 for the Registrant’s distributor; and for the fiscal year ended 2024 were $21,000 for the Registrant, $15,600 for the Registrant’s investment advisor and $18,000 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Period Ended July 31, 2024

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)
First Trust Commercial Mortgage Opportunities ETF (CAAA)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Table of Contents
First Trust Exchange-Traded Fund IV
Annual Financial Statements and Other Information
July 31, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
July 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 38.3%
	Collateralized Mortgage Obligations — 12.8%
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
$82,583	Series 2018-3, Class MA	3.50%	08/25/57	$78,409
161,104	Series 2018-4, Class MA	3.50%	03/25/58	152,687
224,602	Series 2019-2, Class MA	3.50%	08/25/58	211,839
437,412	Series 2019-4, Class MA	3.00%	02/25/59	405,677
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
415,059	Series 2019-2, Class A1C	2.75%	09/25/29	386,559
179,424	Series 2019-3, Class A1C	2.75%	11/25/29	167,610
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
250,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (b)	7.34%	03/25/44	251,643
	Federal Home Loan Mortgage Corporation
580,400	Series 2015-4499, Class CZ	3.50%	08/15/45	504,091
566,416	Series 2017-4745, Class CZ	3.50%	01/15/48	509,861
440,869	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	5.96%	01/25/50	433,692
				3,102,068
	Commercial Mortgage-Backed Securities — 5.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
285,000	Series 2018-K158, Class A3	3.90%	10/25/33	271,886
5,398,531	Series 2019-K097, Class X1, IO (c)	1.09%	07/25/29	243,830
3,139,262	Series 2020-K115, Class X1, IO (c)	1.32%	06/25/30	197,207
16,689,870	Series 2021-KG05, Class X1, IO (c)	0.31%	01/25/31	278,567
	Federal National Mortgage Association Alternative Credit Enhancement Securities
329,980	Series 2024-M3, Class Z (c)	4.51%	04/25/53	289,987
				1,281,477
	Pass-Through Securities — 20.2%
	Federal Home Loan Mortgage Corporation
655,377	Pool SD7550	3.00%	02/01/52	583,713
451,681	Pool ZS9776	3.50%	08/01/46	419,095
	Federal National Mortgage Association
516,746	Pool 310208	3.00%	03/01/48	451,188
502,701	Pool 310211	3.50%	07/01/48	454,929
287,037	Pool BF0207	4.50%	04/01/47	280,162
411,060	Pool FM9712	3.50%	11/01/50	379,661
131,000	Pool TBA	3.00%	08/15/54	114,333
701,000	Pool TBA	3.50%	08/15/54	636,086
94,000	Pool TBA	4.00%	08/15/54	88,101
176,000	Pool TBA	4.50%	08/15/54	169,554
1,406,000	Pool TBA	3.50%	09/15/54	1,276,735
52,000	Pool TBA	4.00%	09/15/54	48,781
				4,902,338
	Total U.S. Government Agency Mortgage-Backed Securities			9,285,883
	(Cost $9,056,641)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 24.1%
	Aerospace/Defense — 0.7%
$50,000	Howmet Aerospace, Inc.	6.75%	01/15/28	$52,721
25,000	Howmet Aerospace, Inc.	5.95%	02/01/37	26,296
45,000	Lockheed Martin Corp.	5.70%	11/15/54	47,717
25,000	Northrop Grumman Corp.	4.70%	03/15/33	24,733
25,000	Northrop Grumman Corp.	5.15%	05/01/40	24,475
				175,942
	Banks — 3.8%
75,000	Bank of America Corp. (d)	5.08%	01/20/27	75,065
75,000	Bank of America Corp. (d)	3.97%	02/07/30	72,255
35,000	Bank of America Corp. (d)	4.57%	04/27/33	33,809
45,000	Bank of New York Mellon (The) Corp. (d)	6.32%	10/25/29	47,748
20,000	Fifth Third Bancorp (d)	4.77%	07/28/30	19,660
40,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	38,872
45,000	Goldman Sachs Group (The), Inc. (d)	4.48%	08/23/28	44,470
45,000	JPMorgan Chase & Co. (d)	4.85%	07/25/28	45,075
110,000	JPMorgan Chase & Co. (d)	4.57%	06/14/30	108,805
25,000	JPMorgan Chase & Co. (d)	4.91%	07/25/33	24,778
75,000	Morgan Stanley (d)	4.68%	07/17/26	74,562
35,000	Morgan Stanley (d)	4.43%	01/23/30	34,409
25,000	Morgan Stanley (d)	6.34%	10/18/33	27,073
35,000	PNC Financial Services Group (The), Inc. (d)	6.62%	10/20/27	36,253
35,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	33,195
35,000	State Street Corp. (d)	5.10%	05/18/26	34,995
20,000	Truist Financial Corp. (d)	4.87%	01/26/29	19,928
25,000	US Bancorp (d)	6.79%	10/26/27	25,964
75,000	Wells Fargo & Co. (d)	4.54%	08/15/26	74,435
45,000	Wells Fargo & Co. (d)	4.81%	07/25/28	44,892
				916,243
	Beverages — 0.7%
35,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	33,159
35,000	Constellation Brands, Inc.	4.35%	05/09/27	34,589
25,000	Constellation Brands, Inc.	4.75%	05/09/32	24,600
30,000	Constellation Brands, Inc.	5.25%	11/15/48	28,573
35,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	29,899
35,000	Molson Coors Beverage Co.	4.20%	07/15/46	28,871
				179,691
	Biotechnology — 0.2%
35,000	Amgen, Inc.	5.65%	03/02/53	35,292
	Building Materials — 0.2%
60,000	CRH America Finance, Inc. (a)	3.95%	04/04/28	58,400
	Chemicals — 0.1%
25,000	FMC Corp.	5.15%	05/18/26	25,044
	Commercial Services — 1.1%
60,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	57,579
35,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	35,633
25,000	S&P Global, Inc.	3.70%	03/01/52	19,463
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services (Continued)
$95,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	$96,467
50,000	Verisk Analytics, Inc.	5.50%	06/15/45	49,701
				258,843
	Computers — 1.1%
200,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	179,638
100,000	Gartner, Inc. (a)	4.50%	07/01/28	97,162
				276,800
	Cosmetics/Personal Care — 0.1%
25,000	Haleon US Capital LLC	3.38%	03/24/27	24,183
	Diversified Financial Services — 0.9%
35,000	American Express Co. (d)	6.34%	10/30/26	35,521
35,000	Intercontinental Exchange, Inc. (a)	3.63%	09/01/28	33,550
25,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	24,561
25,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	23,496
25,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	24,429
45,000	Nasdaq, Inc.	5.55%	02/15/34	46,238
35,000	Nasdaq, Inc.	5.95%	08/15/53	36,462
				224,257
	Electric — 0.6%
25,000	AEP Transmission Co. LLC	3.10%	12/01/26	24,113
20,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	14,274
20,000	Duke Energy Carolinas LLC	5.30%	02/15/40	20,079
25,000	Florida Power & Light Co.	5.30%	04/01/53	24,863
25,000	Georgia Power Co.	4.30%	03/15/42	21,862
25,000	PECO Energy Co.	4.60%	05/15/52	22,084
25,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	24,663
				151,938
	Environmental Control — 0.5%
25,000	Republic Services, Inc.	5.00%	04/01/34	25,135
35,000	Republic Services, Inc.	6.20%	03/01/40	38,211
25,000	Veralto Corp. (a)	5.45%	09/18/33	25,593
35,000	Waste Management, Inc.	4.15%	07/15/49	30,073
				119,012
	Food — 0.9%
75,000	Campbell Soup Co.	5.40%	03/21/34	76,356
25,000	Conagra Brands, Inc.	5.30%	10/01/26	25,231
35,000	Conagra Brands, Inc.	5.30%	11/01/38	34,112
25,000	Kraft Heinz Foods Co.	6.88%	01/26/39	28,525
30,000	Mondelez International, Inc.	2.63%	09/04/50	18,608
25,000	Sysco Corp.	6.60%	04/01/50	28,338
				211,170
	Healthcare-Products — 0.9%
10,000	Alcon Finance Corp. (a)	5.38%	12/06/32	10,253
15,000	Alcon Finance Corp. (a)	5.75%	12/06/52	15,475
50,000	Solventum Corp. (a)	5.60%	03/23/34	50,322
50,000	Solventum Corp. (a)	5.90%	04/30/54	49,158
35,000	Stryker Corp.	4.10%	04/01/43	29,736
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products (Continued)
$25,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	$25,524
25,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	25,591
				206,059
	Healthcare-Services — 2.8%
90,000	Centene Corp.	4.25%	12/15/27	87,210
50,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	46,298
25,000	Elevance Health, Inc.	5.35%	10/15/25	25,080
25,000	Elevance Health, Inc.	4.75%	02/15/33	24,704
15,000	Elevance Health, Inc.	4.65%	01/15/43	13,504
45,000	Elevance Health, Inc.	5.13%	02/15/53	42,313
35,000	HCA, Inc.	5.38%	09/01/26	35,164
20,000	HCA, Inc.	4.13%	06/15/29	19,301
20,000	HCA, Inc.	5.13%	06/15/39	19,080
30,000	HCA, Inc.	4.63%	03/15/52	24,794
35,000	Humana, Inc.	5.75%	03/01/28	36,096
35,000	Humana, Inc.	5.88%	03/01/33	36,374
65,000	IQVIA, Inc. (a)	5.70%	05/15/28	66,624
75,000	IQVIA, Inc.	5.70%	05/15/28	76,874
35,000	Quest Diagnostics, Inc.	6.40%	11/30/33	38,267
45,000	UnitedHealth Group, Inc.	5.88%	02/15/53	47,655
35,000	Universal Health Services, Inc.	2.65%	10/15/30	30,688
				670,026
	Insurance — 2.0%
70,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	76,017
70,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	79,271
35,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	35,114
65,000	Brown & Brown, Inc.	4.20%	03/17/32	60,524
125,000	Brown & Brown, Inc.	5.65%	06/11/34	126,631
50,000	Brown & Brown, Inc.	4.95%	03/17/52	43,789
35,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	32,391
35,000	Willis North America, Inc.	4.65%	06/15/27	34,808
				488,545
	Lodging — 0.3%
35,000	Hyatt Hotels Corp.	5.75%	01/30/27	35,609
35,000	Marriott International, Inc., Series FF	4.63%	06/15/30	34,735
				70,344
	Media — 0.2%
6,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	5,961
35,000	Comcast Corp.	5.35%	05/15/53	34,289
				40,250
	Packaging & Containers — 0.5%
45,000	Berry Global, Inc. (a)	5.50%	04/15/28	45,584
20,000	Berry Global, Inc.	5.50%	04/15/28	20,259
50,000	Berry Global, Inc. (a)	5.65%	01/15/34	50,214
				116,057
	Pharmaceuticals — 1.1%
25,000	AbbVie, Inc.	4.40%	11/06/42	22,568
30,000	Becton Dickinson & Co.	4.30%	08/22/32	28,765
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$35,000	Becton Dickinson & Co.	5.11%	02/08/34	$35,234
23,000	Cigna Group (The)	4.50%	02/25/26	22,871
50,000	Cigna Group (The)	5.40%	03/15/33	51,320
25,000	CVS Health Corp.	5.00%	02/20/26	25,004
10,000	CVS Health Corp.	4.78%	03/25/38	9,190
25,000	CVS Health Corp.	5.63%	02/21/53	23,861
25,000	Zoetis, Inc.	5.60%	11/16/32	26,127
35,000	Zoetis, Inc.	4.45%	08/20/48	30,599
				275,539
	Pipelines — 0.6%
25,000	Energy Transfer, L.P.	4.75%	01/15/26	24,907
75,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	75,778
45,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	46,503
				147,188
	Real Estate — 0.5%
150,000	CoStar Group, Inc. (a)	2.80%	07/15/30	130,674
	Real Estate Investment Trusts — 0.5%
75,000	Crown Castle, Inc.	4.45%	02/15/26	74,308
30,000	Crown Castle, Inc.	2.90%	04/01/41	21,437
35,000	VICI Properties, L.P.	4.95%	02/15/30	34,323
				130,068
	Retail — 0.1%
35,000	McDonald’s Corp.	4.88%	12/09/45	32,356
	Software — 2.6%
125,000	Atlassian Corp.	5.50%	05/15/34	126,876
25,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	25,264
75,000	Infor, Inc. (a)	1.75%	07/15/25	72,240
25,000	MSCI, Inc. (a)	4.00%	11/15/29	23,708
110,000	MSCI, Inc. (a)	3.88%	02/15/31	100,997
25,000	Oracle Corp.	5.80%	11/10/25	25,264
15,000	Oracle Corp.	6.25%	11/09/32	16,200
15,000	Oracle Corp.	6.13%	07/08/39	15,918
15,000	Oracle Corp.	5.55%	02/06/53	14,600
50,000	Roper Technologies, Inc.	3.80%	12/15/26	48,894
65,000	VMware LLC	4.70%	05/15/30	64,370
45,000	Workday, Inc.	3.70%	04/01/29	43,078
45,000	Workday, Inc.	3.80%	04/01/32	41,577
				618,986
	Telecommunications — 0.7%
50,000	AT&T, Inc.	3.65%	09/15/59	34,583
35,000	Cisco Systems, Inc.	5.30%	02/26/54	35,300
35,000	T-Mobile USA, Inc.	5.65%	01/15/53	35,334
35,000	Verizon Communications, Inc.	4.50%	08/10/33	33,641
20,000	Verizon Communications, Inc.	4.86%	08/21/46	18,686
				157,544
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.2%
$35,000	CSX Corp.	5.50%	04/15/41	$35,759
25,000	Union Pacific Corp.	3.20%	05/20/41	19,481
				55,240
	Water — 0.2%
25,000	American Water Capital Corp.	5.15%	03/01/34	25,413
25,000	American Water Capital Corp.	4.30%	12/01/42	21,871
				47,284
	Total Corporate Bonds and Notes			5,842,975
	(Cost $5,642,688)
MORTGAGE-BACKED SECURITIES — 16.1%
	Collateralized Mortgage Obligations — 13.0%
	Credit Suisse Mortgage Trust
335,430	Series 2018-RPL9, Class A (a)	3.85%	09/25/57	320,675
455,392	Series 2021-RPL6, Class A1 (a)	2.00%	10/25/60	407,197
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	269,165
	GCAT Trust
677,057	Series 2019-RPL1, Class A1 (a)	2.65%	10/25/68	646,086
	MetLife Securitization Trust
118,901	Series 2018-1A, Class A (a)	3.75%	03/25/57	113,572
	New Residential Mortgage Loan Trust
230,353	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	6.21%	01/25/48	225,471
	Onslow Bay Mortgage Loan Trust
586,218	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	489,583
	PRPM LLC
265,421	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (a) (e)	3.50%	05/25/54	254,157
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (a)	4.15%	03/25/65	261,467
	Wells Fargo Mortgage Backed Securities Trust
177,698	Series 2019-1, Class A1 (a)	3.92%	11/25/48	167,809
				3,155,182
	Commercial Mortgage-Backed Securities — 3.1%
	BANK
4,947,937	Series 2020-BN26, Class XA, IO (c)	1.20%	03/15/63	246,645
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (c)	1.12%	02/15/57	249,573
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a) (f)	0.89%	08/10/44	252,021
				748,239
	Total Mortgage-Backed Securities			3,903,421
	(Cost $3,872,130)
U.S. GOVERNMENT BONDS AND NOTES — 13.3%
300,000	U.S. Treasury Bond	4.50%	08/15/39	309,937
300,000	U.S. Treasury Bond	2.25%	05/15/41	224,865
136,000	U.S. Treasury Bond	3.25%	05/15/42	116,753
300,000	U.S. Treasury Bond	4.00%	11/15/42	285,322
300,000	U.S. Treasury Bond	4.38%	08/15/43	298,629
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$800,000	U.S. Treasury Bond	3.00%	02/15/49	$625,594
300,000	U.S. Treasury Bond	4.00%	11/15/52	282,293
850,000	U.S. Treasury Note	4.63%	09/15/26	856,591
225,000	U.S. Treasury Note	4.63%	04/30/29	231,649
	Total U.S. Government Bonds and Notes			3,231,633
	(Cost $3,094,713)
ASSET-BACKED SECURITIES — 3.7%
	CoreVest American Finance Trust
300,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	278,253
94,999	Series 2020-2, Class A (a)	3.38%	05/15/52	93,117
220,464	Series 2020-3, Class A (a)	1.36%	08/15/53	209,842
358,554	Series 2021-2, Class A (a)	1.41%	07/15/54	330,549
	Total Asset-Backed Securities			911,761
	(Cost $874,876)
FOREIGN CORPORATE BONDS AND NOTES — 3.7%
	Banks — 0.5%
35,000	Barclays PLC (d)	4.97%	05/16/29	34,899
40,000	Toronto-Dominion Bank (The)	4.69%	09/15/27	39,990
45,000	UBS AG	5.65%	09/11/28	46,602
				121,491
	Beverages — 0.2%
35,000	Bacardi Ltd. / Bacardi-Martini B.V. (a)	5.25%	01/15/29	35,235
	Environmental Control — 0.3%
30,000	Waste Connections, Inc.	4.20%	01/15/33	28,575
25,000	Waste Connections, Inc.	5.00%	03/01/34	25,115
30,000	Waste Connections, Inc.	2.95%	01/15/52	19,883
				73,573
	Healthcare-Services — 0.3%
75,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	78,294
	Insurance — 0.3%
50,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	50,905
35,000	Aon Global Ltd.	4.75%	05/15/45	31,272
				82,177
	Media — 0.1%
25,000	Thomson Reuters Corp.	5.85%	04/15/40	25,953
	Packaging & Containers — 0.9%
75,000	CCL Industries, Inc. (a)	3.25%	10/01/26	71,848
35,000	CCL Industries, Inc. (a)	3.05%	06/01/30	31,689
50,000	Smurfit Kappa Treasury ULC (a)	5.20%	01/15/30	50,854
50,000	Smurfit Kappa Treasury ULC (a)	5.44%	04/03/34	50,849
				205,240
	Pharmaceuticals — 0.1%
25,000	AstraZeneca PLC	6.45%	09/15/37	28,545
	Pipelines — 0.1%
25,000	Enbridge, Inc.	4.25%	12/01/26	24,675
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Retail — 0.2%
$35,000	Alimentation Couche-Tard, Inc. (a)	5.27%	02/12/34	$35,320
20,000	Alimentation Couche-Tard, Inc. (a)	5.62%	02/12/54	20,271
				55,591
	Software — 0.6%
35,000	Constellation Software, Inc. (a)	5.46%	02/16/34	35,852
105,000	Open Text Corp. (a)	6.90%	12/01/27	109,038
				144,890
	Transportation — 0.1%
25,000	Canadian National Railway Co.	6.13%	11/01/53	28,505
	Total Foreign Corporate Bonds and Notes			904,169
	(Cost $877,876)

Shares	Description	Value
MONEY MARKET FUNDS — 11.2%
2,719,988	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (g)	2,719,988
	(Cost $2,719,988)
	Total Investments — 110.4%	26,799,830
	(Cost $26,138,912)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	U.S. 10-Year Treasury Futures Call	$111,813	$112.00	08/23/24	594
1	U.S. Treasury Long Bond Futures Call	120,781	122.00	08/23/24	860
1	U.S. Treasury Long Bond Futures Call	120,781	124.00	08/23/24	359
	Total Purchased Options				1,813
	(Cost $1,211)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (1.3)%
	Pass-Through Securities — (1.3)%
	Federal National Mortgage Association
$(69,000)	Pool TBA	5.00%	08/15/54	(67,956)
(167,000)	Pool TBA	5.50%	08/15/54	(167,282)
(2,000)	Pool TBA	6.00%	08/15/54	(2,029)
(85,000)	Pool TBA	5.50%	09/15/54	(85,153)
	Total Investments Sold Short — (1.3)%			(322,420)
	(Proceeds $318,720)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.1)%
(4)	U.S. 5-Year Treasury Futures Call	(433,375)	108.50	11/22/24	(3,969)
(2)	U.S. 10-Year Treasury Futures Call	(224,500)	114.00	11/22/24	(1,813)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(2)	U.S. Treasury Long Bond Futures Call	$(241,562)	$126.00	08/23/24	$(281)
(4)	U.S. Treasury Long Bond Futures Call	(483,625)	122.00	11/22/24	(11,000)
(8)	U.S. Treasury Long Bond Futures Call	(967,250)	124.00	11/22/24	(15,750)
(4)	U.S. Treasury Long Bond Futures Call	(483,625)	126.00	11/22/24	(5,500)
(1)	U.S. Treasury Long Bond Futures Call	(120,906)	128.00	11/22/24	(938)
(1)	Ultra U.S. Treasury Long Bond Futures Call	(127,969)	128.00	08/23/24	(1,859)
	Total Call Options Written				(41,110)
	(Premiums received $34,767)
	Put Options Written — (0.1)%
(4)	U.S. 2-Year Treasury Futures Put	(821,469)	102.50	08/23/24	(937)
(1)	U.S. 5-Year Treasury Futures Put	(107,875)	106.00	08/23/24	(23)
(3)	U.S. 5-Year Treasury Futures Put	(325,032)	105.00	11/22/24	(352)
(1)	U.S. 10-Year Treasury Futures Put	(112,250)	106.00	11/22/24	(141)
(1)	U.S. Treasury Long Bond Futures Put	(120,781)	112.00	08/23/24	(31)
(1)	U.S. Treasury Long Bond Futures Put	(120,781)	113.00	08/23/24	(47)
(1)	U.S. Treasury Long Bond Futures Put	(120,906)	106.00	11/22/24	(172)
(20)	U.S. Treasury Long Bond Futures Put	(2,418,125)	113.00	11/22/24	(15,625)
	Total Put Options Written				(17,328)
	(Premiums received $37,786)
	Total Written Options				(58,438)
	(Premiums received $72,553)
	Net Other Assets and Liabilities — (8.9)%				(2,152,725)
	Net Assets — 100.0%				$24,268,060
Futures Contracts at July 31, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	5	Sep-2024	$1,026,836	$8,796
U.S. 5-Year Treasury Notes	12	Sep-2024	1,294,687	26,076
U.S. 10-Year Treasury Notes	11	Sep-2024	1,229,938	28,853
			$3,551,461	$63,725

Futures Contracts Short
U.S. Treasury Long Bond Futures	1	Sep-2024	$(120,781)	$(594)
Ultra 10-Year U.S. Treasury Notes	1	Sep-2024	(115,578)	(859)
			$(236,359)	$(1,453)
		Total	$3,315,102	$62,272

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $6,126,586 or 25.2% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
July 31, 2024
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2024. Interest will begin accruing on the security’s first settlement date.
(g)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$9,285,883	$—	$9,285,883	$—
Corporate Bonds and Notes*	5,842,975	—	5,842,975	—
Mortgage-Backed Securities	3,903,421	—	3,903,421	—
U.S. Government Bonds and Notes	3,231,633	—	3,231,633	—
Asset-Backed Securities	911,761	—	911,761	—
Foreign Corporate Bonds and Notes*	904,169	—	904,169	—
Money Market Funds	2,719,988	2,719,988	—	—
Total Investments	26,799,830	2,719,988	24,079,842	—
Purchased Options	1,813	1,813	—	—
Futures Contracts**	63,725	63,725	—	—
Total	$26,865,368	$2,785,526	$24,079,842	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(322,420)	$—	$(322,420)	$—
Written Options	(58,438)	(58,438)	—	—
Futures Contracts**	(1,453)	(1,453)	—	—
Total	$(382,311)	$(59,891)	$(322,420)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
July 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 97.3%
	Commercial Mortgage-Backed Securities — 97.3%
	Aventura Mall Trust
$480,000	Series 2018-AVM, Class A (a) (b)	4.11%	07/05/40	$460,434
	BAMLL Commercial Mortgage Securities Trust
261,000	Series 2013-WBRK, Class A (a) (b)	3.53%	03/10/37	247,078
	BANK
2,948,660	Series 2018-BN10, Class XA, IO (b)	0.69%	02/15/61	59,895
500,000	Series 2018-BN13, Class A4	3.95%	08/15/61	480,971
350,000	Series 2019-BN19, Class A3	3.18%	08/15/61	315,071
4,134,454	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	124,493
2,471,555	Series 2020-BN26, Class XA, IO (b)	1.20%	03/15/63	123,202
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	359,383
425,000	Series 2021-BN33, Class A5	2.56%	05/15/64	367,174
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	6.25%	03/15/37	565,125
500,000	Series 2022-C16, Class A5	4.60%	06/15/55	490,002
250,000	Series 2022-C18, Class A4	5.44%	12/15/55	258,274
500,000	Series 2023-C22, Class A4	6.52%	11/15/56	555,930
275,000	Series 2024-5C25, Class AS	6.36%	03/15/57	285,795
	Benchmark Mortgage Trust
470,000	Series 2020-B18, Class A5	1.93%	07/15/53	390,896
290,000	Series 2020-B18, Class ASB	1.86%	07/15/53	262,011
200,000	Series 2021-B23, Class AAB	1.77%	02/15/54	178,310
4,898,763	Series 2024-V6, Class XA, IO (b)	1.34%	10/15/28	257,445
	BMO Mortgage Trust
325,000	Series 2023-C5, Class ASB	5.99%	06/15/56	342,626
250,000	Series 2024-C8, Class ASB	5.79%	03/15/57	262,247
70,000	Series 2024-C9, Class A5	5.76%	07/15/57	73,737
	BPR Mortgage Trust
500,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	524,445
	BX Commercial Mortgage Trust
282,588	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	6.38%	04/15/34	279,442
	CFCRE Commercial Mortgage Trust
7,779,265	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	238,918
	Citigroup Commercial Mortgage Trust
408,649	Series 2018-C5, Class A3	3.96%	06/10/51	394,318
450,000	Series 2019-C7, Class A4	3.10%	12/15/72	412,030
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a) (d)	0.89%	08/10/44	252,021
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	4.10%	08/15/48	211,800
	DTP Commercial Mortgage Trust
250,000	Series 2023-STE2, Class A (a) (b)	5.84%	01/15/41	254,036
	GS Mortgage Securities Trust
314,354	Series 2017-GS6, Class A2	3.16%	05/10/50	298,067
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	214,167
	JPMorgan Chase Commercial Mortgage Securities Trust
365,000	Series 2019-OSB, Class A (a)	3.40%	06/05/39	328,344
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	KIND Trust
$495,860	Series 2021-KIND, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	6.40%	08/15/38	$487,013
	Life Mortgage Trust
425,000	Series 2022-BMR2, Class A1, 1 Mo. CME Term SOFR + 1.30% (a) (c)	6.62%	05/15/39	416,321
	Manhattan West Mortgage Trust
550,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	496,848
	Morgan Stanley Bank of America Merrill Lynch Trust
280,000	Series 2016-C32, Class A4	3.72%	12/15/49	270,519
	Morgan Stanley Capital I Trust
272,451	Series 2017-HR2, Class A3	3.33%	12/15/50	258,447
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	280,934
12,042,880	Series 2019-L2, Class XA, IO (b)	1.00%	03/15/52	437,242
	MSWF Commercial Mortgage Trust
250,000	Series 2023-2, Class A5	6.01%	12/15/56	268,913
	NYO Commercial Mortgage Trust
500,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	6.54%	11/15/38	481,088
	One Bryant Park Trust
250,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	216,289
	Ready Capital Mortgage Financing LLC
100,780	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	6.41%	07/25/36	100,660
	WB Commercial Mortgage Trust
200,000	Series 2024-HQ, Class A (a) (b)	5.94%	03/15/40	202,476
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2018-C47, Class A4	4.44%	09/15/61	489,663
250,000	Series 2024-5C1, Class AS	6.52%	07/15/57	259,151
	WFLD Mortgage Trust
350,000	Series 2014-MONT, Class A (a) (b)	3.75%	08/10/31	310,100
	Total Mortgage-Backed Securities			14,843,351
	(Cost $14,657,127)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
	Commercial Mortgage-Backed Securities — 0.8%
	Freddie Mac Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	123,756
	(Cost $122,023)
U.S. GOVERNMENT BONDS AND NOTES — 0.2%
38,000	U.S. Treasury Note	4.38%	05/15/34	38,977
	(Cost $38,164)

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 2.6%
396,986	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (f)	$396,986
	(Cost $396,986)

	Total Investments — 100.9%	15,403,070
	(Cost $15,214,300)
	Net Other Assets and Liabilities — (0.9)%	(142,264)
	Net Assets — 100.0%	$15,260,806
Futures Contracts at July 31, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	4	Sep-2024	$821,469	$2,906
U.S. 5-Year Treasury Notes	7	Sep-2024	755,234	11,047
U.S. 10-Year Treasury Notes	5	Sep-2024	559,063	14,006
		Total	$2,135,766	$27,959

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $5,835,887 or 38.2% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2024. Interest will begin accruing on the security’s first settlement date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
July 31, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$14,843,351	$—	$14,843,351	$—
U.S. Government Agency Mortgage-Backed Securities	123,756	—	123,756	—
U.S. Government Bonds and Notes	38,977	—	38,977	—
Money Market Funds	396,986	396,986	—	—
Total Investments	15,403,070	396,986	15,006,084	—
Futures Contracts*	27,959	27,959	—	—
Total	$15,431,029	$424,945	$15,006,084	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
July 31, 2024

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 72.0%
	Collateralized Mortgage Obligations — 28.1%
	BRAVO Residential Funding Trust
$275,000	Series 2024-NQM3, Class B1 (a)	8.10%	03/25/64	$279,543
	Connecticut Avenue Securities Trust
240,000	Series 2022-R01, Class 1B2, 30 Day Average SOFR + 6.00% (a) (b)	11.34%	12/25/41	254,436
255,000	Series 2024-R03, Class 2M2, 30 Day Average SOFR + 1.95% (a) (b)	7.29%	03/25/44	257,541
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	269,166
	FARM Mortgage Trust
611,433	Series 2024-1, Class B (a) (c)	5.13%	10/01/53	499,055
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (d)	8.90%	03/25/29	454,649
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (d)	11.58%	03/25/29	262,056
	MFA Trust
263,565	Series 2022-INV3, Class A1, steps up to 7.00% on 09/01/2026 (a) (d)	6.00%	10/25/57	263,505
175,000	Series 2024-RPL1, Class M1 (a) (c)	4.42%	02/25/66	145,568
	Onslow Bay Mortgage Loan Trust
303,965	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	253,858
	PRPM
275,000	Series 2024-3, Class A2, steps up to 12.56% on 5/25/2027 (a) (d)	9.56%	05/25/29	277,333
	PRPM LLC
264,162	Series 2020-6, Class A2, steps up to 8.70% on 11/25/2024 (a) (d)	7.70%	11/25/25	261,889
	PRPM Trust
275,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	279,505
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	257,996
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	287,518
				4,303,618
	Commercial Mortgage-Backed Securities — 43.9%
	BANK
1,063,689	Series 2019-BN22, Class XA, IO (c)	0.59%	11/15/62	28,032
978,524	Series 2019-BN24, Class XA, IO (c)	0.63%	11/15/62	28,833
7,500,000	Series 2021-BN31, Class XB, IO (c)	0.87%	02/15/54	359,383
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	6.25%	03/15/37	565,125
275,000	Series 2020-BID, Class D, 1 Mo. CME Term SOFR + CSA + 4.63% (a) (b)	10.07%	10/15/37	271,988
9,999,673	Series 2024-5C25, Class XA, IO (c)	1.19%	03/15/57	472,837
	Benchmark Mortgage Trust
8,897,753	Series 2024-V6, Class XA, IO (c)	1.34%	10/15/28	467,604
	BX Commercial Mortgage Trust
500,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (a) (b)	8.28%	04/15/34	487,316
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust
$375,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.24% (a) (b)	7.69%	10/15/36	$367,870
	CFCRE Commercial Mortgage Trust
7,779,265	Series 2017-C8, Class XA, IO (c)	1.47%	06/15/50	238,918
	Credit Suisse Mortgage Trust
400,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	314,838
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (c)	4.10%	08/15/48	267,093
	Del Amo Fashion Center Trust
300,000	Series 2017-AMO, Class D (a) (c)	3.64%	06/05/35	266,582
	Great Wolf Trust
300,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (a) (b)	8.97%	03/15/39	301,566
	Hilton USA Trust
325,000	Series 2016-HHV, Class E (a) (c)	4.19%	11/05/38	307,227
	Life Mortgage Trust
368,614	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (b)	8.39%	03/15/38	353,496
	LUXE Trust
300,000	Series 2021-TRIP, Class F, 1 Mo. CME Term SOFR + CSA + 3.25% (a) (b)	8.70%	10/15/38	296,404
262,000	Series 2021-TRIP, Class G, 1 Mo. CME Term SOFR + CSA + 4.25% (a) (b)	9.70%	10/15/38	256,589
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	303,175
	Morgan Stanley Capital I Trust
12,042,880	Series 2019-L2, Class XA, IO (c)	1.00%	03/15/52	437,242
	WFLD Mortgage Trust
375,000	Series 2014-MONT, Class A (a) (c)	3.75%	08/10/31	332,250
				6,724,368
	Total Mortgage-Backed Securities			11,027,986
	(Cost $10,886,997)
ASSET-BACKED SECURITIES — 16.9%
	AMSR Trust
280,000	Series 2020-SFR3, Class I (a)	7.38%	09/17/37	277,823
	CoreVest American Finance Trust
270,534	Series 2021-1, Class A (a)	1.57%	04/15/53	254,078
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	255,502
	GLS Auto Receivables Issuer Trust
250,000	Series 2023-4A, Class D (a)	7.18%	08/15/29	260,645
	LHOME Mortgage Trust
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (d)	10.73%	05/25/29	278,154
	Pagaya AI Debt Trust
259,933	Series 2023-6, Class C (a)	8.49%	06/16/31	264,920
259,884	Series 2024-2, Class C (a)	7.57%	08/15/31	262,489
450,000	Series 2024-3, Class D (a)	9.00%	10/15/31	444,672
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2024
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SBNA Auto Receivables Trust
$275,000	Series 2024-A, Class D (a)	6.04%	04/15/30	$279,448
	Total Asset-Backed Securities			2,577,731
	(Cost $2,536,437)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.4%
	Collateralized Mortgage Obligations — 5.2%
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
500,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (b)	7.34%	03/25/44	503,286
	Federal Home Loan Mortgage Corporation
297,593	Series 2019-4911, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.90%	09/25/49	292,507
				795,793
	Commercial Mortgage-Backed Securities — 3.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series K755, Class X3, IO (c)	5.64%	02/25/59	270,316
	Freddie Mac Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	123,756
	Government National Mortgage Association
1,981,073	Series 2024-32, Class IO, IO (c)	0.71%	06/16/63	99,404
				493,476
	Total U.S. Government Agency Mortgage-Backed Securities			1,289,269
	(Cost $1,271,574)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
308,458	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (f)	308,458
	(Cost $308,458)

	Total Investments — 99.3%	15,203,444
	(Cost $15,003,466)
	Net Other Assets and Liabilities — 0.7%	106,369
	Net Assets — 100.0%	$15,309,813
Futures Contracts at July 31, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	3	Sep-2024	$616,101	$648
U.S. 5-Year Treasury Notes	9	Sep-2024	971,016	17,805
U.S. 10-Year Treasury Notes	2	Sep-2024	223,625	4,625
U.S. Treasury Ultra 10-Year Notes	1	Sep-2024	115,578	4,024
			$1,926,320	$27,102

Futures Contracts Short
U.S. Treasury Long Bond Futures	2	Sep-2024	$(241,562)	$(4,688)
		Total	$1,684,758	$22,414

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
July 31, 2024
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $11,809,061 or 77.1% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$11,027,986	$—	$11,027,986	$—
Asset-Backed Securities	2,577,731	—	2,577,731	—
U.S. Government Agency Mortgage-Backed Securities	1,289,269	—	1,289,269	—
Money Market Funds	308,458	308,458	—	—
Total Investments	15,203,444	308,458	14,894,986	—
Futures Contracts*	27,102	27,102	—	—
Total	$15,230,546	$335,560	$14,894,986	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(4,688)	$(4,688)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
July 31, 2024

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
ASSETS:
Investments, at value	$26,799,830	$15,403,070	$15,203,444
Options contracts purchased, at value	1,813	—	—
Cash segregated as collateral for open futures and written options contracts	156,894	23,300	16,640
Receivables:
Investment securities sold	988,413	—	—
Interest	191,965	88,566	99,263
Dividends	4,186	2,768	1,622
Variation margin	2,727	2,517	1,133
Total Assets	28,145,828	15,520,221	15,322,102

LIABILITIES:
Investments sold short, at value	322,420	—	—
Options contracts written, at value	58,438	—	—
Payables:
Investment securities purchased	3,488,925	252,349	—
Investment advisory fees	7,985	7,066	12,289
Total Liabilities	3,877,768	259,415	12,289
NET ASSETS	$24,268,060	$15,260,806	$15,309,813

NET ASSETS consist of:
Paid-in capital	$23,327,713	$15,003,790	$15,015,040
Par value	11,500	7,500	7,500
Accumulated distributable earnings (loss)	928,847	249,516	287,273
NET ASSETS	$24,268,060	$15,260,806	$15,309,813
NET ASSET VALUE, per share	$21.10	$20.35	$20.41
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,150,002	750,002	750,002
Investments, at cost	$26,138,912	$15,214,300	$15,003,466
Premiums paid on options contracts purchased	$1,211	$—	$—
Investments sold short, proceeds	$318,720	$—	$—
Premiums received on options contracts written	$72,553	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Period Ended July 31, 2024

	First Trust Core Investment Grade ETF (FTCB) (a)	First Trust Commercial Mortgage Opportunities ETF (CAAA) (b)	First Trust Structured Credit Income Opportunities ETF (SCIO) (b)
INVESTMENT INCOME:
Interest	$549,606	$294,231	$382,811
Dividends	24,330	12,219	14,092
Total investment income	573,936	306,450	396,903

EXPENSES:
Investment advisory fees	62,885	34,925	60,674
Excise tax	1,595	—	—
Total expenses	64,480	34,925	60,674
NET INVESTMENT INCOME (LOSS)	509,456	271,525	336,229

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	178,948	19,888	24,381
Investments sold short	(3,380)	—	—
Purchased options contracts	(583)	—	—
Written options contracts	51,154	—	—
Futures contracts	(64,619)	(14,876)	521
Net realized gain (loss)	161,520	5,012	24,902
Net increase from payment by the advisor	195	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	660,918	188,770	199,978
Investments sold short	(3,700)	—	—
Purchased options contracts	602	—	—
Written options contracts	14,115	—	—
Futures contracts	62,272	27,959	22,414
Net change in unrealized appreciation (depreciation)	734,207	216,729	222,392
NET REALIZED AND UNREALIZED GAIN (LOSS)	895,922	221,741	247,294
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,405,378	$493,266	$583,523

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
	Period Ended 7/31/2024 (a)	Period Ended 7/31/2024 (b)	Period Ended 7/31/2024 (b)
OPERATIONS:
Net investment income (loss)	$509,456	$271,525	$336,229
Net realized gain (loss)	161,520	5,012	24,902
Net increase from payment by the advisor	195	—	—
Net change in unrealized appreciation (depreciation)	734,207	216,729	222,392
Net increase (decrease) in net assets resulting from operations	1,405,378	493,266	583,523

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(478,126)	(243,750)	(296,250)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,340,808	15,011,290	15,022,540
Cost of shares redeemed	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	23,340,808	15,011,290	15,022,540
Total increase (decrease) in net assets	24,268,060	15,260,806	15,309,813

NET ASSETS:
Beginning of period	—	—	—
End of period	$24,268,060	$15,260,806	$15,309,813

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	1,150,002	750,002	750,002
Shares redeemed	—	—	—
Shares outstanding, end of period	1,150,002	750,002	750,002

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout the period
First Trust Core Investment Grade ETF (FTCB)

Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.67
Net realized and unrealized gain (loss)	1.07 (c)
Total from investment operations	1.74
Distributions paid to shareholders from:
Net investment income	(0.64)
Net asset value, end of period	$21.10
Total return (d)	8.77% (c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,268
Ratio of total expenses to average net assets	0.56% (e) (f)
Ratio of net investment income (loss) to average net assets	4.46% (e)
Portfolio turnover rate (g)	212%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The Fund received a reimbursement from the advisor in the amount of $195, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Commercial Mortgage Opportunities ETF (CAAA)

Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.36
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.68
Distributions paid to shareholders from:
Net investment income	(0.33)
Net asset value, end of period	$20.35
Total return (c)	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,261
Ratio of total expenses to average net assets	0.55% (d)
Ratio of net investment income (loss) to average net assets	4.28% (d)
Portfolio turnover rate (e)	97%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Structured Credit Income Opportunities ETF (SCIO)

Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.45
Net realized and unrealized gain (loss)	0.36
Total from investment operations	0.81
Distributions paid to shareholders from:
Net investment income	(0.40)
Net asset value, end of period	$20.41
Total return (c)	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,310
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	5.27% (d)
Portfolio turnover rate (e)	116%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
July 31, 2024
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Core Investment Grade ETF – (ticker “FTCB”)(1)
First Trust Commercial Mortgage Opportunities ETF – (ticker “CAAA”)(2)
First Trust Structured Credit Income Opportunities ETF – (ticker “SCIO”)(2)

(1)	Commenced investment operations on November 7, 2023.
(2)	Commenced investment operations on February 27, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”). FTCB and CAAA’s investment objective seeks to maximize long-term total return. SCIO’s investment objective seeks to maximize long-term income.
Under normal market conditions, FTCB seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
Under normal market conditions, CAAA will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities.
Under normal market conditions, SCIO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of July 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Funds invest in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2024, FTCB and CAAA each held $252,021 of when-issued or delayed-delivery securities.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
FTCB may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. FTCB uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
FTCB may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
FTCB uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
FTCB is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with FTCB’s use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ investment advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund. Each Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2024 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$478,126	$—	$—
First Trust Commercial Mortgage Opportunities ETF	243,750	—	—
First Trust Structured Credit Income Opportunities ETF	296,250	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$242,925	$37,765	$648,157
First Trust Commercial Mortgage Opportunities ETF	73,220	7,849	168,447
First Trust Structured Credit Income Opportunities ETF	132,931	13,760	140,582

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
K. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024 remains open to federal and state audit. As of July 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, the Funds had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended July 31, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Core Investment Grade ETF	$8,178	$(6,583)	$(1,595)
First Trust Commercial Mortgage Opportunities ETF	6,544	(6,544)	—
First Trust Structured Credit Income Opportunities ETF	6,154	(6,154)	—
As of July 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$25,834,900	$673,003	$(24,846)	$648,157
First Trust Commercial Mortgage Opportunities ETF	15,262,582	215,351	(46,904)	168,447
First Trust Structured Credit Income Opportunities ETF	15,085,276	225,789	(85,207)	140,582
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FTCB	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.55000%	0.55000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.53625%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.52250%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.50875%	0.87875%
Fund net assets greater than $10 billion	0.49500%	0.49500%	0.85500%
For the fiscal period ended July 31, 2024, FTCB received a payment from the Advisor in the amount of $195 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended July 31, 2024, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, investments sold short and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Core Investment Grade ETF
U.S. Government securities	$34,588,090	$22,485,602
Non-U.S. Government securities	15,196,416	4,041,564
First Trust Commercial Mortgage Opportunities ETF
U.S. Government securities	5,853,586	5,711,089
Non-U.S. Government securities	22,550,947	7,795,190

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
	Purchases	Sales
First Trust Structured Credit Income Opportunities ETF
U.S. Government securities	$15,355,475	$13,583,516
Non-U.S. Government securities	16,698,195	3,629,780
For FTCB, the cost of purchases to cover short sales and the proceeds of short sales were $9,289,514 and $9,604,854, respectively.
For CAAA, the cost of purchases to cover short sales and the proceeds of short sales were $882,422 and $882,422, respectively.
For the fiscal period ended July 31, 2024, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at July 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTCB
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$1,813	Options contracts written, at value	$58,438
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	63,725	Unrealized depreciation on futures contracts*	1,453
CAAA
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	27,959	Unrealized depreciation on futures contracts*	—
SCIO
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	27,102	Unrealized depreciation on futures contracts*	4,688

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended July 31, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024

Statements of Operations Location	FTCB	CAAA	SCIO
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(583)	$—	$—
Written options contracts	51,154	—	—
Futures contracts	(64,619)	(14,876)	521
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	602	—	—
Written options contracts	14,115	—	—
Futures contracts	62,272	27,959	22,414
FTCB
The average notional value of futures contracts outstanding during the fiscal period ended July 31, 2024, which is indicative of the volume of this derivative type, was $2,879,778.
During the fiscal period ended July 31, 2024, the premiums for purchased options contracts opened were $2,760 and the premiums for purchased options contracts closed, exercised and expired were $1,549.
During the fiscal period ended July 31, 2024, the premiums for written options contracts opened were $132,339 and the premiums for written options contracts closed, exercised and expired were $59,786.
CAAA
The average notional value of futures contracts outstanding during the fiscal period ended July 31, 2024, which is indicative of the volume of this derivative type, was $1,755,399.
SCIO
The average notional value of futures contracts outstanding during the fiscal period ended July 31, 2024, which is indicative of the volume of this derivative type, was $1,772,980.
The Funds do not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024
the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 1, 2025 for FTCB, February 21, 2026 for CAAA, and February 22, 2026 for SCIO.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Core Investment Grade ETF, First Trust Commercial Mortgage Opportunities ETF, and First Trust Structured Credit Income Opportunities ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund IV, as of July 31, 2024, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Core Investment Grade ETF	For the period from November 7, 2023 (commencement of investment operations) through July 31, 2024
First Trust Commercial Mortgage Opportunities ETF	For the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
First Trust Structured Credit Income Opportunities ETF	For the period from February 27, 2024 (commencement of investment operations) through July 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
September 24, 2024
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund IV
July 31, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended July 31, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal period ended July 31, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
First Trust Commercial Mortgage Opportunities ETF
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Commercial Mortgage Opportunities ETF (the “Fund”), for an initial two-year term at a meeting held on December 11, 2023. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor’s Securitized Products Group will be responsible for the day-to-day management of the Fund’s investments and considered the background and experience of the members of the Securitized Products Group. The Board considered that the Advisor applies the same oversight model internally with the Securitized Products Group as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. At the meeting, the Trustees received a presentation from representatives of the Securitized Products Group and were able to ask questions about the Group and the proposed investment strategy for the Fund. Because the Fund had yet to commence

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024 (Unaudited)
investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.55% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statements that the Fund will be a specialty, actively-managed fixed income ETF and will be most similar to two other actively-managed fixed income ETFs in the First Trust Fund Complex that are managed by the Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.65% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
First Trust Structured Credit Income Opportunities ETF
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Structured Credit Income Opportunities ETF (the “Fund”), for an initial two-year term at a meeting held on December 11, 2023. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024 (Unaudited)
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe and as compared to expense ratios of funds in an additional peer group identified by the Advisor; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor’s Securitized Products Group will be responsible for the day-to-day management of the Fund’s investments and considered the background and experience of the members of the Securitized Products Group. The Board considered that the Advisor applies the same oversight model internally with the Securitized Products Group as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. At the meeting, the Trustees received a presentation from representatives of the Securitized Products Group and were able to ask questions about the Group and the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.95% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. The Board also received and reviewed information showing the expense ratios of the peer funds in the additional peer group identified by the Advisor. With respect to the Expense Group and the additional peer group, the Board discussed with representatives of the Advisor how the Expense Group and the additional peer group were assembled and how the Fund compared and differed from the respective peer funds, and noted that although the additional peer group contained both actively-managed ETFs and open-end mutual funds, the Advisor believes the additional peer group provides a better comparison than the Expense Group. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs

Other Information (Continued)
First Trust Exchange-Traded Fund IV
July 31, 2024 (Unaudited)
managed by the Advisor, the Board considered the Advisor’s statements that the Fund will be a specialty, actively-managed fixed income ETF and will be most similar to two other actively-managed fixed income ETFs in the First Trust Fund Complex, which have unitary fee rate schedules starting at annual rates of 0.75% or 0.85% of their respective average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Distributions paid to foreign shareholders during each Fund’s fiscal period ended July 31, 2024 that were properly designated by each Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distributions made by each Fund during the fiscal period ended July 31, 2024, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 9, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 9, 2024

* Print the name and title of each signing officer under his or her signature.